Dean Small Cap Value Fund
Schedule of Investments
June 30, 2025 (Unaudited)
COMMON STOCKS — 99.77% Shares Fair Value
Communications — 1.04%
TEGNA, Inc. 99,707 $ 1,671,089
Consumer Discretionary — 19.13%
Carter's, Inc. 97,137 2,926,738
Columbia Sportswear Co. 39,479 2,411,377
Johnson Outdoors, Inc., Class A 95,204 2,881,825
Leggett & Platt, Inc. 129,454 1,154,730
Malibu Boats, Inc., Class A
(a)
59,732 1,872,001
Papa John's International, Inc. 68,859 3,369,959
Rush Enterprises, Inc., Class A 60,228 3,102,344
Silgan Holdings, Inc. 29,590 1,603,186
Standard Motor Products, Inc. 94,285 2,896,435
Steven Madden Ltd. 149,973 3,596,353
Winnebago Industries, Inc. 69,840 2,025,360
YETI Holdings, Inc.
(a)
94,749 2,986,489
30,826,797
Consumer Staples — 0.96%
John B. Sanfilippo & Son, Inc. 16,725 1,057,689
Spectrum Brands, Inc. 9,373 496,769
1,554,458
Energy — 6.21%
Helmerich & Payne, Inc. 230,474 3,493,985
Innovex International, Inc.
(a)
222,571 3,476,559
World Kinect Corp. 107,150 3,037,703
10,008,247
Financials — 19.37%
1st Source Corp. 52,197 3,239,868
Camden National Corp. 47,234 1,916,756
Cathay General Bancorp 63,959 2,912,053
Diamond Hill Investment Group, Inc. 9,557 1,388,728
Employers Holdings, Inc. 26,833 1,265,981
Federated Hermes, Inc., Class B 32,715 1,449,928
First Financial Corp. 58,997 3,197,047
Fulton Financial Corp. 45,396 818,944
Great Southern Bancorp, Inc. 39,112 2,299,003
Independent Bank Corp. 56,372 3,544,954
PROG Holdings, Inc. 94,468 2,772,636
QCR Holdings, Inc. 38,412 2,608,175
S&T Bancorp, Inc. 54,169 2,048,672
Safety Insurance Group, Inc. 16,342 1,297,391
Simmons First National Corp., Class A 23,893 453,011
31,213,147
Health Care — 2.54%
CONMED Corp. 27,727 1,444,022
Perrigo Co. PLC 99,247 2,651,880
4,095,902

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 99.77% - continued Shares Fair Value
Industrials — 31.62%
Advanced Energy Industries, Inc. 37,861 $ 5,016,583
Alamo Group, Inc. 22,974 5,017,063
Astec Industries, Inc. 80,611 3,360,673
Atkore, Inc. 29,958 2,113,537
Bel Fuse, Inc., Class B 51,829 5,063,174
Brady Corp., Class A 21,300 1,447,761
Cactus, Inc., Class A 88,403 3,864,979
Columbus McKinnon Corp. 91,077 1,390,746
Douglas Dynamics, Inc. 97,042 2,859,828
ESCO Technologies, Inc. 24,812 4,760,678
Franklin Covey Co.
(a)
16,357 373,267
Hackett Group, Inc. (The) 81,712 2,077,119
Healthcare Services Group, Inc.
(a)
110,908 1,666,947
Heartland Express, Inc. 281,751 2,434,329
Kennametal, Inc. 112,664 2,586,765
Littelfuse, Inc. 14,690 3,330,664
Werner Enterprises, Inc. 131,043 3,585,336
50,949,449
Materials — 5.57%
Huntsman Corp. 183,607 1,913,185
Minerals Technologies, Inc. 26,993 1,486,505
Orion S.A. 141,151 1,480,674
Quaker Houghton 14,703 1,645,854
Stepan Co. 45,029 2,457,682
8,983,900
Real Estate — 2.14%
Broadstone Net Lease, Inc. 163,390 2,622,410
Cousins Properties, Inc. 27,569 827,897
3,450,307
Technology — 11.19%
Cohu, Inc.
(a)
111,092 2,137,410
CSG Systems International, Inc. 44,988 2,938,166
Harmonic, Inc.
(a)
211,166 1,999,742
Maximus, Inc. 29,931 2,101,156
Verra Mobility Corp., Class A
(a)
101,911 2,587,520
Viavi Solutions, Inc.
(a)
200,332 2,017,343
Vishay Intertechnology, Inc. 267,415 4,246,551
18,027,888
Total Common Stocks/Investments — 99.77% (Cost $160,258,487) 160,781,184
Other Assets in Excess of Liabilities — 0.23% 376,929
NET ASSETS — 100.00% $ 161,158,113
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
June 30, 2025 (Unaudited)
COMMON STOCKS — 97.19% Shares Fair Value
Communications — 3.10%
Omnicom Group, Inc. 37,104 $ 2,669,262
Take-Two Interactive Software, Inc.
(a)
14,105 3,425,399
6,094,661
Consumer Discretionary — 8.76%
AutoZone, Inc.
(a)
889 3,300,173
BorgWarner, Inc. 101,401 3,394,905
Hasbro, Inc. 37,231 2,748,392
Lithia Motors, Inc., Class A 8,895 3,004,909
PulteGroup, Inc. 24,906 2,626,587
Skechers U.S.A., Inc., Class A
(a)
34,563 2,180,925
17,255,891
Consumer Staples — 8.03%
BJ's Wholesale Club Holdings, Inc.
(a)
26,430 2,849,947
Campbell Soup Co. 78,656 2,410,806
Conagra Brands, Inc. 142,445 2,915,849
Dollar General Corp. 37,740 4,316,701
US Foods Holding Corp.
(a)
43,076 3,317,283
15,810,586
Energy — 4.47%
Baker Hughes Co., Class A 67,728 2,596,692
Coterra Energy, Inc. 121,605 3,086,335
Permian Resources Corp., Class A 229,487 3,125,612
8,808,639
Financials — 17.05%
Ameriprise Financial, Inc. 6,226 3,323,003
Assurant, Inc. 18,425 3,638,753
Bank of New York Mellon Corp. (The) 57,817 5,267,707
Hartford Financial Services Group, Inc. (The) 29,226 3,707,904
Prosperity Bancshares, Inc. 53,242 3,739,718
Raymond James Financial, Inc. 20,204 3,098,687
Regions Financial Corp. 133,677 3,144,083
Reinsurance Group of America, Inc. 18,298 3,629,591
W.R. Berkley Corp. 54,386 3,995,740
33,545,186
Health Care — 8.57%
Encompass Health Corp. 32,403 3,973,579
Jazz Pharmaceuticals PLC
(a)
34,690 3,681,303
Molina Healthcare, Inc.
(a)
9,530 2,838,987
Quest Diagnostics, Inc. 20,458 3,674,871
Zimmer Biomet Holdings, Inc. 29,734 2,712,038
16,880,778
Industrials — 16.82%
AGCO Corp. 29,099 3,001,853
Dover Corp. 19,187 3,515,635
Gates Industrial Corp. PLC
(a)
151,212 3,482,413

Dean Mid Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 97.19% - continued Shares Fair Value
Industrials — 16.82% - continued
ITT, Inc. 19,950 $ 3,128,759
Knight-Swift Transportation Holdings, Inc. 65,949 2,916,924
L3Harris Technologies, Inc. 17,154 4,302,910
Littelfuse, Inc. 17,536 3,975,937
Regal Rexnord Corp. 22,745 3,297,115
Republic Services, Inc. 11,563 2,851,551
WESCO International, Inc. 14,232 2,635,766
33,108,863
Materials — 4.69%
Avery Dennison Corp. 19,187 3,366,743
Eastman Chemical Co. 36,469 2,722,776
International Flavors & Fragrances, Inc. 42,822 3,149,558
9,239,077
Real Estate — 7.68%
AvalonBay Communities, Inc. 15,375 3,128,813
CBRE Group, Inc., Class A
(a)
21,348 2,991,282
Regency Centers Corp. 46,126 3,285,554
STAG Industrial, Inc. 79,291 2,876,677
Weyerhaeuser Co. 110,804 2,846,555
15,128,881
Technology — 9.33%
Arrow Electronics, Inc.
(a)
29,226 3,724,269
Broadridge Financial Solutions, Inc. 12,453 3,026,452
Global Payments, Inc. 30,242 2,420,570
Microchip Technology, Inc. 58,579 4,122,204
MKS, Inc. 11,727 1,165,195
SS&C Technologies Holdings, Inc. 47,270 3,913,956
18,372,646
Utilities — 8.69%
Ameren Corp. 42,314 4,063,836
Atmos Energy Corp. 22,745 3,505,232
CenterPoint Energy, Inc. 87,678 3,221,290
OGE Energy Corp. 75,098 3,332,849
Xcel Energy, Inc. 43,839 2,985,436
17,108,643
Total Common Stocks/Investments — 97.19% (Cost $164,849,165) 191,353,851
Other Assets in Excess of Liabilities — 2.81% 5,531,763
NET ASSETS — 100.00% $ 196,885,614
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.59% Shares Fair Value
Communications — 5.46%
Comcast Corp., Class A 42,064 $ 1,501,264
Omnicom Group, Inc. 14,021 1,008,671
Verizon Communications, Inc. 52,464 2,270,117
4,780,052
Consumer Discretionary — 3.57%
Home Depot, Inc. (The) 5,239 1,920,827
LKQ Corp. 32,434 1,200,382
3,121,209
Consumer Staples — 13.91%
Altria Group, Inc. 51,385 3,012,703
Hershey Co. (The) 9,861 1,636,433
Kimberly-Clark Corp. 10,260 1,322,719
Mondelez International, Inc., Class A 25,808 1,740,492
PepsiCo, Inc. 22,086 2,916,235
Sysco Corp. 20,320 1,539,037
12,167,619
Energy — 7.21%
Chevron Corp. 18,258 2,614,363
EOG Resources, Inc. 21,725 2,598,527
Kinder Morgan, Inc., Class P 37,287 1,096,238
6,309,128
Financials — 15.19%
BlackRock, Inc. 1,772 1,859,272
Canadian Imperial Bank of Commerce 17,873 1,265,945
JPMorgan Chase & Co. 10,786 3,126,970
PNC Financial Services Group, Inc. (The) 10,477 1,953,122
Principal Financial Group, Inc. 19,029 1,511,473
Prudential Financial, Inc. 16,255 1,746,437
T. Rowe Price Group, Inc. 18,798 1,814,007
13,277,226
Health Care — 8.82%
Amgen, Inc. 6,910 1,929,341
Bristol-Myers Squibb Co. 19,568 905,803
Johnson & Johnson 17,565 2,683,053
Merck & Co., Inc. 13,636 1,079,426
Pfizer, Inc. 46,070 1,116,737
7,714,360
Industrials — 10.32%
Fastenal Co. 55,160 2,316,720
Illinois Tool Works, Inc. 7,319 1,809,623
Lockheed Martin Corp., Class B 2,850 1,319,949
Paychex, Inc. 12,466 1,813,304
Union Pacific Corp. 7,704 1,772,536
9,032,132

Dean Equity Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 98.59% - continued Shares Fair Value
Materials — 4.90%
Air Products & Chemicals, Inc. 5,855 $ 1,651,462
PPG Industries, Inc. 14,483 1,647,441
Sonoco Products Co. 22,650 986,634
4,285,537
Real Estate — 10.03%
American Tower Corp., Class A 7,165 1,583,608
Digital Realty Trust, Inc. 11,094 1,934,017
Essex Property Trust, Inc. 6,548 1,855,703
Lamar Advertising Co., Class A 17,565 2,131,688
Public Storage 4,314 1,265,814
8,770,830
Technology — 7.23%
Amdocs Ltd. 24,653 2,249,340
Cisco Systems, Inc. 33,897 2,351,774
Texas Instruments, Inc. 8,320 1,727,398
6,328,512
Utilities — 11.95%
Alliant Energy Corp. 27,272 1,649,138
American Electric Power Company, Inc. 16,564 1,718,681
Duke Energy Corp. 15,254 1,799,972
NextEra Energy, Inc. 15,408 1,069,623
WEC Energy Group, Inc. 19,645 2,047,009
Xcel Energy, Inc. 31,894 2,171,981
10,456,404
Total Common Stocks/Investments — 98.59% (Cost $78,670,461) 86,243,009
Other Assets in Excess of Liabilities — 1.41% 1,236,372
NET ASSETS — 100.00% $ 87,479,381